Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 2,300	$ 10,300
additional provision	$ 7,451	$ 18,502